INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2020
INFORMATION ABOUT GEOGRAPHIC AREAS
21. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2020	2019	2018
Revenues:
United States	$4,535,262	$4,184,206	$3,981,056
Canada	301,727	294,040	291,685
Latin America and the Caribbean	217,939	292,116	273,912

Total revenues	$5,054,928	$4,770,362	$4,546,653

December 31,	2020	2019
Long-Lived Assets:
United States	$799,665	$808,685
Canada	180,518	180,663
Latin America and the Caribbean	19,719	20,083
Total long-lived assets	$999,902	$1,009,431
Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, operating lease ROU assets, property and equipment, and our investment in an unconsolidated entity.